Note 26 - Fair Value of Financial Instruments - Schedule of Fair Value Measurement Inputs Level 1 (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents	€ 20,886	€ 19,464	€ 20,004	€ 21,989
Short-term borrowings	3,513	3,683
Long-Term Debt	1,420	1,830
Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	20,886	19,464
Short-term borrowings	3,513	3,683
Long-Term Debt	1,420	1,830
Fair Value, Inputs, Level 3 [Member]
Investor Warrants